Organization (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net revenues	$ 14,986	¥ 97,783	¥ 273,433
Net income/(loss)	(109,478)	(714,343)	263,242	¥ 604,630
VIEs
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net revenues	218,637	1,426,605	2,709,562	3,917,701
Net income/(loss)	$ (95,840)	¥ (625,353)	¥ 27,298	¥ 231,872